Right of use assets, net and lease liability (Tables)	12 Months Ended
Dec. 31, 2020
Right of use assets, net and lease liability
Summary of the right-of-use assets and the lease liability

Cost	Buildings		Other		Total
Balance as of January 1, 2019	Ps.	213,342	Ps.	18,475	Ps.	231,817
Additions		10,732		5,508		16,240
Balance as of December 31, 2019		224,074		23,983		248,057
Additions		9,771		769		10,540
Decreases		(1,055)		(1,475)		(2,530)
Balance as of December 31, 2020	Ps.	232,790	Ps.	23,277	Ps.	256,067
Depreciation
Balance as of January 1, 2020	Ps.	(30,803)	Ps.	(6,466)	Ps.	(37,269)
Depreciation of the year		(31,463)		(9,885)		(41,348)
Decreases		-		797		797
Balance as of December 31,2020	Ps.	(62,266)	Ps.	(15,554)	Ps.	(77,820)

Schedule of payments recognized as cost and expense

	2020		2019
Depreciation expense of right of use assets	Ps.	41,348	37,269
Interest expense on lease liabilities		22,431	22,983

Schedule of operating lease commitments as lessee

	2020		2019
Maturity analysis:
Less than one year	Ps.	26,553	72,320
Greater than 1 year and less than 3 years		55,134	73,975
Greater than 3 years		113,076	74,565
Total	Ps.	194,763	220,860

Schedule of operating lease commitments as lessor

	Year ended December 31,
	2020		2019		2018
Duration:
Less than 1 year	Ps.	444,523	Ps.	546,671	Ps.	562,681
Greater than 1 year and less than 5 years		753,230		843,404		1,002,351
Greater than 5 years		118,256		161,109		240,584
Total	Ps.	1,316,009	Ps.	1,551,184	Ps.	1,805,616